Aristotle Core Equity Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Communication Services - 10.8%
Alphabet, Inc. - Class A	108,545	$20,547,569
Meta Platforms, Inc. - Class A	34,289	20,076,552
Netflix, Inc. (a)	7,096	6,324,807
		46,948,928

Consumer Discretionary - 12.4%
Amazon.com, Inc. (a)	100,189	21,980,465
Expedia Group, Inc. (a)	27,986	5,214,631
General Motors Co.	103,038	5,488,834
Home Depot, Inc.	21,546	8,381,179
Marriott International Inc. - Class A	24,983	6,968,758
O'Reilly Automotive, Inc. (a)	5,232	6,204,106
		54,237,973

Consumer Staples - 4.2%
Costco Wholesale Corp.	12,223	11,199,568
Darling Ingredients, Inc. (a)	207,855	7,002,635
		18,202,203

Energy - 2.3%
Antero Resources Corp. (a)	153,418	5,377,301
Halliburton Co.	169,440	4,607,073
		9,984,374

Financials - 13.2%
Ameriprise Financial, Inc.	18,059	9,615,153
Bank of America Corp.	211,429	9,292,305
Chubb Ltd.	27,123	7,494,085
Intercontinental Exchange, Inc.	52,262	7,787,561
JPMorgan Chase & Co.	56,561	13,558,237
Visa, Inc. - Class A	31,924	10,089,261
		57,836,602

Health Care - 10.9%
Adaptive Biotechnologies Corp. (a)	415,551	2,491,228
Becton Dickinson & Co.	20,700	4,696,209
Bio-Techne Corp.	82,820	5,965,525
Boston Scientific Corp. (a)	56,526	5,048,902
Cigna Group	20,373	5,625,800
Eli Lilly & Co.	7,320	5,651,040
Guardant Health, Inc. (a)	113,019	3,452,731
Thermo Fisher Scientific, Inc.	10,152	5,281,375
Vertex Pharmaceuticals, Inc. (a)	12,362	4,978,177
Zoetis, Inc.	26,934	4,388,357
		47,579,344

Industrials - 8.4%
AMETEK, Inc.	50,552	9,112,504
Chart Industries, Inc. (a)	20,018	3,820,235
General Electric Co.	13,432	2,240,323
Honeywell International, Inc.	24,966	5,639,570
Norfolk Southern Corp.	29,817	6,998,050
Trane Technologies PLC	24,310	8,978,898
		36,789,580

Information Technology - 32.8%(b)
Amphenol Corp. - Class A	55,904	3,882,533
Apple, Inc.	107,855	27,009,049
Applied Materials, Inc.	19,393	3,153,884
Broadcom, Inc.	80,455	18,652,687
Crowdstrike Holdings, Inc. - Class A (a)	9,540	3,264,206
Microsoft Corp.	80,301	33,846,871
NVIDIA Corp.	239,209	32,123,377
Oracle Corp.	43,802	7,299,165
ServiceNow, Inc. (a)	9,652	10,232,278
Synopsys, Inc. (a)	8,046	3,905,207
		143,369,257

Materials - 1.4%
Avery Dennison Corp.	31,716	5,935,015

Utilities - 1.9%
American Water Works Co., Inc.	31,802	3,959,031
NextEra Energy, Inc.	60,394	4,329,646
		8,288,677
TOTAL COMMON STOCKS (Cost $273,576,403)		429,171,953

REAL ESTATE INVESTMENT TRUSTS - 1.2%	Shares	Value
Alexandria Real Estate Equities, Inc.	24,727	2,412,119
Prologis, Inc.	27,699	2,927,784
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,930,083)		5,339,903

TOTAL INVESTMENTS - 99.5% (Cost $279,506,486)		434,511,856
Other Assets in Excess of Liabilities - 0.5%		2,360,942
TOTAL NET ASSETS - 100.0%		$436,872,798
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.